PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Inventory transferred to property, plant, and equipment, continuing operations	$ 200	$ 300
Property, plant and equipment, net	438	885
Accumulated depreciation	3,774	3,700
Depreciation	500	400
Cost of Sales
Property, Plant and Equipment [Line Items]
Depreciation	200	200
Leased MedCenter Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	900	1,700
Accumulated depreciation	$ 500	$ 1,000